Summary of Significant Accounting Policies - Schedule Of Changes On Balance Sheet And Income Statement Due To The Adoption Of New Accounting pronouncements (Detail) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	May 24, 2021	Jan. 01, 2019
Consolidated Balance Sheet:
Accounts receivable, net	$ 25,021,000		$ 27,886,000		$ 33,108,000		$ 14,932,000
Current portion of deferred contract costs	769,000	$ 1,906,000	5,359,000		2,947,000		1,346,000
Total current assets	36,107,000		226,639,000		63,845,000	$ 100.00	35,176,000
Deferred contract costs, net of current portion	2,116,000	3,829,000	9,388,000		5,952,000		2,973,000
Total assets	1,721,154,000		1,869,799,000		1,745,359,000		87,061,000
Current portion of deferred revenue	45,977,000		69,811,000		61,060,000		32,187,000
Total current liabilities	69,917,000		103,037,000		88,723,000		36,676,000
Total liabilities	504,914,000		586,715,000		549,796,000		36,676,000
Members' capital	1,216,240,000						50,385,000
Total liabilities and members' capital	1,721,154,000		1,869,799,000		1,745,359,000		87,061,000
Income Statement [Abstract]
Revenue	40,045,000	45,458,000	119,841,000	$ 84,659,000	118,317,000
Total cost of revenue	13,282,000	5,328,000
Gross profit	26,763,000	40,130,000	90,050,000	62,505,000	87,849,000
Sales and marketing	10,814,000	16,039,000	39,003,000	23,542,000	34,332,000
Total operating expenses	57,825,000	27,097,000	102,857,000	69,998,000	102,294,000
Income (loss) from operations	(31,062,000)	13,033,000	(12,807,000)	(7,493,000)	(14,445,000)
Total other expense, net	(18,204,000)	(165,000)	(33,686,000)	(27,802,000)	(36,712,000)
Net income (loss)	(49,266,000)	12,868,000	$ (46,493,000)	$ (35,295,000)	$ (51,157,000)
Adjustments
Consolidated Balance Sheet:
Accounts receivable, net	(250,000)						367,000
Current portion of deferred contract costs	(769,000)						1,346,000
Total current assets	(1,019,000)						1,713,000
Deferred contract costs, net of current portion	(2,116,000)						2,973,000
Total assets	(3,135,000)						4,686,000
Current portion of deferred revenue	990,000						(729,000)
Total current liabilities	990,000						(729,000)
Total liabilities	990,000						(729,000)
Members' capital	(4,125,000)						5,415,000
Total liabilities and members' capital	(3,135,000)						4,686,000
Income Statement [Abstract]
Revenue	(66,000)	(79,000)
Total cost of revenue	0	0
Gross profit	(66,000)	(79,000)
Sales and marketing	2,885,000	1,416,000
Total operating expenses	2,885,000	1,416,000
Income (loss) from operations	(2,951,000)	(1,495,000)
Total other expense, net	0	0
Net income (loss)	(2,951,000)	(1,495,000)
As Adjusted
Consolidated Balance Sheet:
Accounts receivable, net	24,771,000						15,299,000
Current portion of deferred contract costs							1,346,000
Total current assets	35,088,000						36,889,000
Deferred contract costs, net of current portion							2,973,000
Total assets	1,718,019,000						91,747,000
Current portion of deferred revenue	46,967,000						31,458,000
Total current liabilities	70,907,000						35,947,000
Total liabilities	505,904,000						35,947,000
Members' capital	1,212,115,000						55,800,000
Total liabilities and members' capital	1,718,019,000						$ 91,747,000
Income Statement [Abstract]
Revenue	39,979,000	45,379,000
Total cost of revenue	13,282,000	5,328,000
Gross profit	26,697,000	40,051,000
Sales and marketing	13,699,000	17,455,000
Total operating expenses	60,710,000	28,513,000
Income (loss) from operations	(34,013,000)	11,538,000
Total other expense, net	(18,204,000)	(165,000)
Net income (loss)	$ (52,217,000)	$ 11,373,000